Stock Plans (Details 1) (USD $)	12 Months Ended
Dec. 31, 2011 Y
Weighted-average remaining contractual life and aggregate intrinsic value of the Company's stock options outstanding, exerciseable, and vested and expected to vest
Weighted-average remaining contractual life, Outstanding	4.7
Aggregate intrinsic value, Outstanding	$ 338,000,000
Weighted-average remaining contractual life, Exercisable	4.2
Aggregate intrinsic value, Exercisable	239
Weighted-average remaining contractual life, Vested and Expected to Vest	4.7
Aggregate intrinsic value, Vested and Expected to Vest	$ 337